Description of Organization and Business Operations - Business Combination (Details)	Apr. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares	Mar. 04, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 09, 2021 shares
Iris | Subsequent event
Description of Organization and Business Operations
Common stock, par value (in dollars per share)	$ 0.0001
Price per share	$ 11.5
Iris | Redeemable warrant | Subsequent event
Description of Organization and Business Operations
Number of warrants held in each unit | shares	0.25
Iris | Class A shares
Description of Organization and Business Operations
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Number of shares called by each warrant | shares						1
Iris | Class A shares | Subsequent event
Description of Organization and Business Operations
Number of shares held in each unit | shares	1
Common stock, par value (in dollars per share)	$ 0.0001
Iris | Class A shares | Non-redeemable warrant | Subsequent event
Description of Organization and Business Operations
Number of shares called by each warrant | shares	1
Price per share	$ 11.5
Iris Parent Holding Corp
Description of Organization and Business Operations
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Iris Parent Holding Corp | Redeemable warrant
Description of Organization and Business Operations
Number of warrants held in each unit | shares			0.25
Iris Parent Holding Corp | Class A shares
Description of Organization and Business Operations
Number of shares held in each unit | shares			1
Common stock, par value (in dollars per share)			$ 0.0001
Shares redeemed | shares			59,844
Cash redemption price per share			$ 11.74
Aggregate cash redemption amount | $			$ 702,359
Liminatus Pharma LLC and Iris Acquisition Corp | Class A shares
Description of Organization and Business Operations
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Value | $	$ 175,000,000
Liminatus Pharma LLC and Iris Acquisition Corp | Iris Parent Holding Corp | Subsequent event
Description of Organization and Business Operations
Common stock, par value (in dollars per share)	$ 0.0001
Number of common shares converted	1
Liminatus and Iris | Iris Parent Holding Corp
Description of Organization and Business Operations
Common stock, par value (in dollars per share)			$ 0.0001
Number of common shares converted			1
Liminatus and Iris | Iris Parent Holding Corp | Subsequent event
Description of Organization and Business Operations
Common stock, par value (in dollars per share)	$ 0.0001
Number of common shares converted	1
Liminatus and Iris | Iris Parent Holding Corp | Non-redeemable warrant
Description of Organization and Business Operations
Price per share			$ 11.5
Liminatus and Iris | Iris Parent Holding Corp | Non-redeemable warrant | Subsequent event
Description of Organization and Business Operations
Price per share	$ 11.5
Liminatus and Iris | Iris Parent Holding Corp | Class A shares | Non-redeemable warrant
Description of Organization and Business Operations
Number of shares called by each warrant | shares			1
Liminatus and Iris | Iris Parent Holding Corp | Class A shares | Non-redeemable warrant | Subsequent event
Description of Organization and Business Operations
Number of shares called by each warrant | shares	1